TAXATION	12 Months Ended
Dec. 31, 2016
TAXATION [Abstract]
TAXATION
7.	TAXATION

The Company and its subsidiaries file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries in Cayman Islands are not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands(“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People’s Republic of China

On March 16, 2007, the National People's Congress approved the Corporate Income Tax Law of the People's Republic of China (the "CIT Law") with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%. As foreign invested enterprises, Jiangxi Jinko and Zhejiang Jinko are entitled to a two year tax exemption from CIT and a 50% CIT reduction for the succeeding three years thereafter. Jiangxi Jinko and Zhejiang Jinko are each subject to CIT rate of 12.5% from year 2010 to year 2012. Starting from year 2013, three of the major subsidiaries of the Group, Jiangxi Jinko, Zhejiang Jinko and Jinko Materials were recognized by State Administration of Taxation as a “National High and New Technology Enterprise”, entitling them to a preferential tax rate of 15%.  In November 2016, Jiangxi Jinko successfully renewed the qualification and continued to enjoy the preferential tax rate of 15%.

Under the CIT Law, 10% withholding income tax ("WHT") will be levied on foreign investors for dividend distributions from foreign invested enterprises' profit earned after January 1, 2008. For certain treaty jurisdictions such as Hong Kong which has signed double tax arrangement with the PRC, the applicable WHT rate could be reduced to 5% if foreign investors directly hold at least 25% shares of invested enterprises at any time throughout the 12-month period preceding the entitlement to the dividends and they are also qualified as beneficial owners to enjoy the treaty benefit. Deferred income taxes are not provided on undistributed earnings of the Company's subsidiaries that are intended to be permanently reinvested in China. Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested totalled RMB1,259,750,077, RMB2,025,814,478 and RMB2,869,500,611 as of December 31, 2014, 2015, 2016 respectively, and the amount of the unrecognized deferred tax liability, calculated based on the 5% rate, on the permanently reinvested earnings was RMB62,897,504, RMB101,290,724, RMB143,475,031 as of December 31, 2014, 2015, 2016 respectively .

Hong Kong

The Company's subsidiaries established in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit.

Luxemburg

Jinko Luxemburg is incorporated in Luxemburg and is subject to corporate income tax at 28.8%.

Japan

Jinko Japan is incorporated in Japan and is subject to corporate income tax at 38.0%.

European Countries

Jinko Switzerland is incorporated in Switzerland and according to its current business model where it employs limited staff and generates income exclusively from trading activities conducted outside Switzerland, is subject to a combined federal, cantonal and communal tax rate of 8.5% in 2016.

Jinko GMBH is incorporated in Germany and is subject to Germany profit tax rate of approximately 33% on the assessable profit.

Jinko Italy is incorporated in Italy and is subject to corporate income tax at 31.4%.

Jinko France is incorporated in France and is subject to corporate income tax at 33.33%.

Jinko Portugal is incorporated in Portugal and is subject to corporate income tax at 23%.

United States

Both Jinko US and Jinko US Holding are incorporated in Delaware, the United States. Jinko US and Jinko US Holding do not conduct any business in Delaware, thus, they are not subject to Delaware State income tax. Jinko US conducts business in California. It is subject to a progressive federal corporate income tax from 15% to 35% and California state income tax of 8.84%, which is deductible for federal income tax purpose.

Canada

Jinko Canada is incorporated in Canada and is subject to a federal corporate income tax of 15% and provinces and territories income tax of 11.5%.

Australia

Jinko Australia is incorporated in Australia and is subject to corporate income tax at 30%.

South Africa

Jinko South Africa is incorporated in South Africa and is subject to corporate income tax at 28%.

Brazil

Jinko Brazil is incorporated in Brazil and is subject to corporate income tax at 15%.

Mexico

Jinko Mexico is incorporated in Mexico and is subject to corporate income tax at 30%.

Composition of Income Tax Expense

Income/(loss) from continuing operations before income taxes for the years ended December 31, 2014, 2015 and 2016 were taxed within the following jurisdictions:

	For the year ended December 31
	2014	2015	2016
	RMB	RMB	RMB
Cayman Islands	73,715,803	(5,667,142)	(122,966,973)
PRC	684,876,769	786,947,233	1,394,413,594
Other countries	(195,842,589)	85,793,052	(23,724,060)
Income from continuing operations before income taxes	562,749,983	867,073,143	1,247,722,561

For the year ended December 31, 2014, 2015 and 2016, the earnings (losses) attributed to Cayman Islands was mainly due to the fair value gain (loss) from convertible senior notes and capped call options.

The current and deferred positions of income tax (expense)/benefit from continuing operations included in the consolidated statement of operations for the years ended December 31, 2014, 2015 and 2016 are as follows:

	For the year ended December 31
	2014	2015	2016
	RMB	RMB	RMB
Current income tax expenses
PRC	(28,241,780)	(104,597,580)	(234,278,825)
Other countries	(7,722,360)	(12,024,951)	(35,469,815)
Total current income tax expenses	(35,964,140)	(116,622,531)	(269,748,640)
Deferred tax benefit	171,357,102	16,088,702	12,261,634
Income tax (expense)/benefit, net	135,392,962	(100,533,829)	(257,487,006)

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory CIT rate and the Company's effective tax rate from continuing operations is as follows:

	For the year ended December 31
	2014	2015	2016
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	1.1	2.0	1.1
—Change in fair value of convertible senior notes and capped call options	(2.8)	0.4	2.2
—Accrued payroll and welfare expenses	0.5	1.3	1.0
—Change of enacted tax rate	(9.2)	(3.5)	0.4
—Other permanent differences	1.1	(2.0)	(0.0)
Difference in tax rate of a subsidiary outside the PRC	0.9	(1.1)	0.9
Effect of tax holiday for subsidiaries	(11.9)	(9.1)	(10.9)
Change in valuation allowance	(28.8)	(1.4)	0.9
Effective CIT rate	(24.1)	11.6	20.6

Change of enacted tax rate includes -9.2% impact (RMB51,987,023), -3.5% impact (RMB30,046,299), and 0.4% impact (RMB5,603,309) related to revaluation of deferred tax assets and liabilities upon the change of certain tax holidays during the year ended December 31, 2014, 2015 and 2016, respectively.

The aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries as a result of tax holidays are as follows:

	For the year ended December 31
	2014	2015	2016
	RMB	RMB	RMB
The aggregate amount of effect	66,792,435	79,037,989	135,724,429
Per share effect—basic	0.54	0.63	1.08
Per share effect—diluted	0.43	0.62	1.04

Increase of the aggregate amount of tax holidays effect in 2016 was mainly due to the increase of profits in Jiangxi Jinko, Zhejiang Jinko and Jinko Materials, who were certified as “National High and New Technology Enterprise” entitling them to a preferential tax rate of 15%

Significant components of deferred tax assets/(liability)—current

	For the year ended December 31
	2015	2016
	RMB	RMB
Net operating losses	-	17,458,359
Provision for inventories, accounts receivable, other receivable	74,388,533	81,441,291
Change in fair value of forward contracts	(244,141)	(96,131)
Accrued warranty costs	20,135,070	10,505,141
Accrued interest	1,112,954	637,754
Timing difference for revenue recognition	(17,679,078)	10,974,242
Other temporary differences	18,498,176	18,278,850
Total deferred tax assets	96,211,514	139,199,506
Less: Valuation allowance	(17,110,947)	(8,523,851)
Deferred tax assets—current, net	79,100,567	130,675,655

Other temporary differences	(9,266,399)	(17,074,064)
Deferred tax liabilities—current, net	(9,266,399)	(17,074,064)

Significant components of deferred tax assets/liability—non-current

	For the year ended December 31
	2015	2016
	RMB	RMB
Net operating losses	37,681,060	57,699,650
Accrued warranty costs	73,807,284	118,214,437
Timing difference for project assets, property, plant and equipment	22,735,289	8,463,603
Timing difference for revenue recognition of retainage contract	21,260,336	8,113,322
Total deferred tax assets	155,483,969	192,491,012
Less: Valuation allowance	(37,681,059)	(57,699,650)
Deferred tax assets—non-current, net	117,802,910	134,791,362
Timing difference for project assets, property, plant and equipment	-	(50,625,310)
Other temporary differences	(25,220)	(25,220)
Deferred tax liabilities—non-current, net	(25,220)	(50,650,530)

Movement of valuation allowances

	For the year ended December 31
	2014	2015	2016
	RMB	RMB	RMB
At beginning of year	(229,484,242)	(67,263,314)	(54,792,006)
Current year additions	(51,335,333)	(20,392,519)	(38,362,418)
Utilization and reversal of valuation allowances	213,556,261	32,863,827	26,930,923
At end of year	(67,263,314)	(54,792,006)	(66,223,501)

Valuation allowances were determined by assessing both positive and negative evidence and have been provided on the net deferred tax asset due to the uncertainty surrounding its realization. As of December 31, 2015 and 2016, valuation allowances of RMB54,792,006 and RMB66,223,501were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Group’s estimate of future taxable incomes of all its subsidiaries. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will result in a non-cash income statement benefit when those events occur. Certain valuation allowance was reversed in 2016 when certain subsidiaries generated sufficient taxable income to utilize the deferred tax assets. Due to the strong financial performance and cumulative income position of certain subsidiaries, the Company has determined that the future taxable income of those subsidiaries is sufficient to realize the benefits of such deferred tax assets. As a result, the Company reversed the valuation allowance of RMB213.6 million, RMB 32.9 million and RMB 26.9 million in 2014, 2015 and 2016, respectively.